Other Financial Information - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred revenue	$ 190.2	$ 160.9	$ 170.5
Accrued payroll and other employee compensation	99.3	145.4
Product warranty	36.9	43.2	44.9
Litigation reserve (see note 17)	96.5	92.9	60.0
Operating lease liabilities	36.0	35.0
Other	302.7	390.3
Accrued expenses and other liabilities	$ 761.6	$ 867.7	$ 804.3